Combined statements of changes in net assets - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in net assets
Balances	$ 8,399,334,985	$ 4,248,763,603	$ 4,224,990,154
Reimbursements of net parent investment		(298,773,702)	(45,721,041)
Contributions to net parent investment		428,378	7,050,551
Profit (Loss) for the period	57,792,921	244,377,300	(105,508,427)
Other comprehensive income (loss) for the period	(622,900,423)	4,204,539,406	167,952,366
Balances	7,834,227,483	8,399,334,985	4,248,763,603
Net Parent Investment [Member]
Changes in net assets
Balances	902,611,512	1,200,956,836	1,239,627,326
Reimbursements of net parent investment		(298,773,702)	(45,721,041)
Contributions to net parent investment		428,378	7,050,551
Profit (Loss) for the period	0	0	0
Other comprehensive income (loss) for the period	0	0	0
Balances	902,611,512	902,611,512	1,200,956,836
Accumulated Deficit [Member]
Changes in net assets
Balances	(1,238,837,756)	(1,483,215,056)	(1,377,706,629)
Reimbursements of net parent investment		0	0
Contributions to net parent investment		0	0
Profit (Loss) for the period	57,792,921	244,377,300	(105,508,427)
Other comprehensive income (loss) for the period	0	0	0
Balances	(1,181,044,835)	(1,238,837,756)	(1,483,215,056)
Other Comprehensive Income - Revaluation of Property, Construction in Process and Equipment Net of Deferred Income Tax [Member]
Changes in net assets
Balances	8,737,110,903	4,530,783,361	4,363,490,298
Reimbursements of net parent investment		0	0
Contributions to net parent investment		0	0
Profit (Loss) for the period	0	0	0
Other comprehensive income (loss) for the period	(622,987,642)	4,206,327,542	167,293,063
Balances	8,114,123,261	8,737,110,903	4,530,783,361
Other Comprehensive Income - Remeasurement of Net Defined Benefit Liability Net of Deferred Income Tax [Member]
Changes in net assets
Balances	(1,549,674)	238,462	(420,841)
Reimbursements of net parent investment		0	0
Contributions to net parent investment		0	0
Profit (Loss) for the period	0	0	0
Other comprehensive income (loss) for the period	87,219	(1,788,136)	659,303
Balances	$ (1,462,455)	$ (1,549,674)	$ 238,462